INCOME TAXES (Summary of Unrecognized Tax Benefits) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Unrecognized tax benefits
Beginning balance-gross unrecognized tax benefits (UTB's)	$ 45,430	$ 54,012	$ 55,650
Additions based on tax positions related to the current year	142	151	80
Reductions for tax positions related to prior years	(190)	(1,627)	(1,288)
Lapse of statute of limitations		(7,106)	(430)
Ending balance-gross unrecognized tax benefits (UTB's)	45,382	45,430	54,012
UTB's as a credit in deferred taxes	(33,021)	(33,187)	(39,402)
Federal benefit of state taxes	(2,176)	(2,244)	(2,312)
UTB's that would impact the effective tax rate	$ 10,185	$ 10,019	$ 12,298